SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Proportion of ownership interest in joint operation	99.00%	99.00%